Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 3,290	$ 3,828
Accounts receivable:
Trade, net	1,790	1,496
Other	760	713
Short-term restricted deposits	560
Short-term investments		5,887
Current assets	6,400	11,924
NON-CURRENT ASSETS:
Long-term restricted deposits	127	84
Long-term deposit	21	65
Other non-current assets	228
Property and equipment, net	92	119
Right of use assets	190	451
Intangible assets, net	4,884	7,013
Goodwill	10,429	10,998
Non-current assets	15,971	18,730
TOTAL ASSETS	22,371	30,654
CURRENT LIABILITIES:
Trade	2,167	1,219
Other	2,350	2,839
Short-term bank loans	1,606
Current maturities of long-term loans	617
Contract liabilities	1,170	514
Derivative financial instruments	26	488
Short-term lease liabilities	204	365
Current liabilities	8,140	5,425
NON-CURRENT LIABILITIES:
Long-term contract liabilities		18
Long-term lease liabilities	13	197
Long-term loans	606
Deferred tax liabilities	301	645
Liability in respect of the Israeli Innovation Authority		182
Non-current liabilities	920	1,042
TOTAL LIABILITIES	9,060	6,467
COMMITMENTS AND CONTINGENT LIABILITIES
Ordinary shares
Share premium	95,077	91,112
Other equity reserves	15,042	16,732
Accumulated deficit	(96,808)	(83,657)
TOTAL EQUITY	13,311	24,187
TOTAL EQUITY AND LIABILITIES	$ 22,371	$ 30,654